Operations by Geographic Area (Details 2) (Property, Plant and Equipment, Other Types, Geographic concentration risk)	12 Months Ended
Dec. 31, 2014
Korea
Operations by Geographic Area
Concentration of risk, rate (as a percent)	80.00%
United States
Operations by Geographic Area
Concentration of risk, rate (as a percent)	20.00%